Share option scheme and Restricted Stock Units - Movement in options (Details)							12 Months Ended
	Oct. 04, 2017 shares	Oct. 02, 2017 shares	Sep. 29, 2017 shares	Sep. 28, 2017 shares	Jun. 27, 2017 shares	Apr. 10, 2017 shares	Jan. 31, 2018 GBP (£) shares	Jan. 31, 2017 GBP (£) shares
Share Options
Outstanding at February 1, (in Pounds per share) | £							£ 1.17	£ 1.29
Granted during the year (in Pounds per share) | £							1.83	0.98
Lapsed during the year (in Pounds per share) | £							0.99	1.90
Exercised during the year (in Pounds per share) | £							1.13	0.76
Outstanding at January 31, (in Pounds per share) | £							£ 1.43	£ 1.17
Outstanding at February 1, (in shares) | shares							7,383,401	7,006,306
Granted during the year (in shares) | shares							2,972,903	1,667,576
Lapsed during the year (in shares) | shares							(1,430,532)	(916,700)
Exercised during the year (in shares) | shares	(88,320)	(97,199)	(94,425)	(32,500)	(19,425)	(16,667)	(348,536)	(373,781)
Outstanding at January 31, (in shares) | shares							8,577,236	7,383,401
RSU's
Outstanding at February 1, (in Pounds per share) | £							£ 0.00	£ 0.00
Granted during the year (in Pounds per share) | £							0.01	0.00
Outstanding at January 31, (in Pounds per share) | £							£ 0.01	£ 0.00
Outstanding at February 1, (in shares) | shares							0	0
Granted during the year (in shares) | shares							275,877	0
Outstanding at January 31, (in shares) | shares							275,877	0